The IPO Plus Aftermarket Fund
 ...............................................................................


                               Semi-Annual Report

                                 March 31, 1999

Dear Shareholders:

The IPO market has rebounded strongly from the lows suffered during the October 1998 international financial crisis. After a subdued fourth quarter, with few companies going public, the IPO market roared back into action during the first quarter of 1999. The IPO Plus Aftermarket Fund produced gains of 45% during the six months ended March 31, 1999, compared to a 19% rise for the Russell 2000 and a 26% rise for the S&P 500 for the same period.

The last six months was one of the most unique periods for the IPO market. Not only did IPOs regain their strength after suffering through the worst drought in IPO history, but did so due to an onslaught of Internet companies. With very few exceptions, IPO performance recently has followed a simple pattern: Internet IPOs produced enormous returns, non-Internet companies did not. Over the last six months more than one third of all IPOs were Internet related. Looking forward, more than 40% of all upcoming IPOs are Internet related.

Over the last six months, the IPO Fund invested in a variety of Internet related companies, ranging from e-tailers such as Priceline.com and Ticketmaster Online to Internet content providers/portals such as ZD Net and the MiningCo.com. We also invested in Internet community providers, such as GeoCities and VerticalNet, content aggregators, such as Infospace, and Internet Service Providers (ISPs) such as Critical Path and FlashNet Communications. Online broker E*Trade, which was purchased over a year ago, continues as a core Internet holding.

However, the IPO Fund is diversified across many industries. For example, during the last six months, the IPO Fund invested in a variety of non-Internet companies: collectibles maker Boyds Collection, insurance claims transaction processor MedE America, genetic research kit maker Invitrogen, "best practices" consultant Corporate Executive Board, mutual fund family Gabelli Asset Management, and wireless communications tower provider American Tower.

Since the debut of online auctioneer eBay in mid 1998, we have been concerned about the high market valuations of Internet stocks. We recognize that the valuations are based on metrics that are vastly different from the rest of the market. The wide divergence between the Internet IPOs, some of which have minimal revenue and most of which have no operating profits, and the non-Internet IPOs is unprecedented. The IPO Fund has been highly selective about its purchases of Internet IPOs, focusing on the companies that are first movers in the e-commerce and e-communications categories that offer large opportunities.
 .
Having said that, our proprietary research is more critical than ever in identifying the Internet companies with viable businesses while avoiding the Internet time bombs. Our research also provides us with the basis for identifying the high-quality, reasonably valued non-Internet companies, which are the IPO market's wallflowers, but which should provide strong returns under different market conditions.

Sincerely,


Renaissance Capital


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             Portfolio of Investments
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                  March 31, 1999
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                    (unaudited)
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                                                     Shares       Value
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Common Stock (79.2%)
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Business Services (9.6%)
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Convergys Corp.*                                      22,000       $376,750
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Corporate Executive Board Co. *                        4,000        105,500
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MEDE America Corp.*                                   10,000        198,750
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School Specialty, Inc.*                               15,100        295,394
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                                                                 ____________
                                                                    976,394
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Computer/Internet (8.6%)
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Critical Path, Inc.*                                   1,000         77,000
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MiningCo.com, Inc.*                                    2,000        179,000
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NeoMagic Corp.*                                       22,100        219,619
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Priceline.com, Inc.*                                   2,200        182,325
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Ziff-Davis, Inc.*                                      6,000        216,000
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                                                                   ____________
                                                                    873,944
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Consumer Cyclical (4.8%)
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Boyds Collection Ltd.*                                20,000        360,000
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Gerber Childrenswear, Inc.*                           20,000        126,250
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                                                                 ______________
                                                                    486,250
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Consumer Staples (4.6%)
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Aurora Foods Inc.*                                    20,000        327,500
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Keebler Foods Co.*                                     4,000        146,000
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                                                                  _____________
                                                                    473,500
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Energy (1.9%)
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Santa Fe International Corp.                          10,400        194,350
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                                                                  _____________
                                                                    194,350
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Financial (17.9%)
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E*Trade Group, Inc.*                                  25,000      1,457,812
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Gabelli Asset Management, Inc.*                       16,000        249,000
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Heller Financial, Inc., Class A                        5,000        117,500
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                                                                   ____________
                                                                    1,824,312
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         See Notes to Financial Statements
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                    (Continued)
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                                                     Shares       Value
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Health Care (6.3%)
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Invitrogen Corp.*                                     12,000       $154,500
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Ocular Sciences, Inc.*                                17,000        487,687
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                                                                   ____________
                                                                    642,187
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Leisure (3.8%)
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Fox Entertainment Group, Inc., Class A*               14,500        393,313
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                                                                    ___________
                                                                     393,313
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Telecom Services (21.8%)
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American Tower Corp., Class A*                        10,000        245,000
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E-Tek Dynamics, Inc.*                                 10,000        358,750
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Equant NV-NY*                                         12,000        903,000
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Hyperion Telecommunications Corp., Class A*           15,000        181,875
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United Pan-Europe Communications NV*                  14,000        535,500
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                                                                  _____________
                                                                   2,224,125
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Total Common Stocks (Cost $6,703,778)                            $8,088,375
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US Government Securities (24.6%)
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US Treasury Bills due 6/17/99
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  Face amount of $ 2,540,000 (Cost $ 2,516,262)                   2,516,096
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                                                                  _____________
Total Government Securities                                       2,516,096
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Total Investments (103.8%) (Cost $ 9,220,040) (a)                10,604,471
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Other Assets and Liabilities (Net) (-3.8%)                        (393,515)
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                                                                _______________
Net Assets (100%)                                               $10,210,956
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*  Non-income producing
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(a) Aggregate costs for Federal tax and book purposes was $9,220,040. At
March 31, 1999, net unrealized appreciation for all securities based on tax costs was $1,384,431.  This consisted of gross unrealized appreciation for all securities of $2,168,206 and aggregate gross unrealized depreciation for all securities of $783,775.
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------------------------------------------------------------------------------
            Financial Highlights
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      For a Share Outstanding Throughout the Period
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                                              Six Months       19-Dec-97   *
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                                                 Ended          Through
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                                               31-Mar-99       30-Sep-98
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                                              (unaudited)
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Net Asset Value, Beginning of Period                $11.19          $12.50
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------------------------------------------------------------------------------

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Income From Investment Operations
------------------------------------------------------------------------------
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Net Investment Income (Loss)                        (0.08)          (0.08)
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Net Realized and Unrealized Gain (Loss)               5.13          (1.23)
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                                                     ______        _________
Total from Investment Operations                      5.05          (1.31)
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                                                    ________        ________
                                                    ________        ________
Net Asset Value, End of Period                      $16.24          $11.19
------------------------------------------------------------------------------
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Total Return                                        45.26% +      (10.48%) +
------------------------------------------------------------------------------
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Ratios and Supplemental Data
------------------------------------------------------------------------------
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Net Assets, End of Period (000)                    $10,211          $7,288
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Ratio of Expenses to Average Net Assets              2.50% **        2.50% **
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Ratio of Net Investment Loss to Average
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  Net Assets                                       (1.19%) **       (.96%) **
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Ratio of Expenses to Average Net Assets                    **              **
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   (excluding waivers)                               3.61%           4.54%
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Ratio of Net Investment Loss to Average
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   Net Assets (excluding waivers)                  (2.30%) **      (2.99%) **
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Portfolio Turnover Rate                             58.45% +        71.26% +
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* Commencement of Operations
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** Annualized
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+ Not annualized
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     See Notes to Financial Statements
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------------------------------------------------------------------------
        Statement of Assets and Liabilities
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                   March 31, 1999
------------------------------------------------------------------------
------------------------------------------------------------------------
                    (unaudited)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
Assets
------------------------------------------------------------------------
------------------------------------------------------------------------
Investment Securities at Value (cost $9,220,040)            $10,604,471
------------------------------------------------------------------------
------------------------------------------------------------------------
Receivable for Investments Sold                                   9,627
------------------------------------------------------------------------
------------------------------------------------------------------------
Organizational Costs--Note A                                     85,912
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Dividends and Interest Receivable                                   338
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Other Assets                                                        970
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                                                             ___________
Total Assets                                                 10,701,318
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------------------------------------------------------------------------
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Liabilities
------------------------------------------------------------------------
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Payable for Investments Purchased                               435,550
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------------------------------------------------------------------------
Payable for Administrative Fee--Note C                            4,333
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------------------------------------------------------------------------
Payable for Advisory Fee--Note C                                  8,652
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Payable for Portfolio Shares Redeemed                             8,462
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Payable for Distribution Fees--Note D                             6,032
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Payable for Shareholder Services Fees--Note D                     4,041
------------------------------------------------------------------------
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Accrued Expenses                                                 23,292
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                                                                ________
Total Liabilities                                               490,362
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------------------------------------------------------------------------
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                                                            ____________
                                                            ____________
Net Assets                                                  $10,210,956
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------------------------------------------------------------------------
------------------------------------------------------------------------
Net Assets Consist of :
------------------------------------------------------------------------
------------------------------------------------------------------------
Paid in Capital                                               9,553,053
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Accumulated Net Investment (Loss)                              (53,098)
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------------------------------------------------------------------------
Accumulated Net Realized Loss on Investments                  (673,430)
------------------------------------------------------------------------
------------------------------------------------------------------------
Net Unrealized Appreciation on Investments                    1,384,431
------------------------------------------------------------------------
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                                                            ____________
                                                            ____________
Net Assets                                                  $10,210,956
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
------------------------------------------------------------------------
------------------------------------------------------------------------
  Price Per Share ($10,210,956 / 628,719 shares of
------------------------------------------------------------------------
------------------------------------------------------------------------
  beneficial interest, without par value, unlimited
------------------------------------------------------------------------
------------------------------------------------------------------------
  number of shares authorized)                                   $16.24
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
          See Notes to Financial Statement
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------


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            Statement of Operations
-------------------------------------------------------------------------
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                Six Months Ended
-------------------------------------------------------------------------
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                 March 31, 1999
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                  (unaudited)
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Investment Income
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Dividends                                                         $8,571
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Interest                                                          49,688
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                                                                  _______
Total Investment Income                                           58,259
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Expenses
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Investment Adviser--Note B
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  Basic Fees                                        $66,684      -
-------------------------------------------------------------------------
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  Less: Fees Waived                                (45,353)       21,331
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Administrative Fees--Note C                                       15,187
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Distributions Fee--Note D                                         11,114
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Shareholder Services Fees--Note D                                 11,114
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Trustees' Fees--Note E
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  Basic Fees                                          3,971
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  Less: Fees Waived                                 (3,971)
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Federal and State Registration                                    16,900
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Legal                                                             11,574
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Shareholder Reports                                                5,850
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Auditing                                                           3,391
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Amortization of Organizational Costs--Note A                      11,530
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Other Expenses                                                     3,366
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                                                                 ________
Net Expenses                                                     111,357
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Net Investment Loss                                             (53,098)
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Realized and Unrealized Gain (Loss) on
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investments
-------------------------------------------------------------------------
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Net Realized Loss on Investments                               (517,110)
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Net Unrealized Appreciation/Depreciation
-------------------------------------------------------------------------
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  during the Period on Investments                             3,789,956
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                                                               __________
Net Gain on Investments                                        3,272,846
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-------------------------------------------------------------------------

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Net Increase in Net Assets Resulting
from Operations                                                $3,219,748
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-------------------------------------------------------------------------

-------------------------------------------------------------------------
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       See Notes to Financial Statements
-------------------------------------------------------------------------


--------------------------------------------------------------------------------
      Statement of Changes in Net Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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                                                   Six Months       19-Dec-97 *
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--------------------------------------------------------------------------------
                                                     Ended            Through
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   31-Mar-99        30-Sep-98
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                  (unaudited)
--------------------------------------------------------------------------------
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Increase in Net Assets from Operations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Investment Loss                                   ($53,098)     ($51,671)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Realized Loss from Investments                    (517,110)     (156,320)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Unrealized Appreciation/Depreciation
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  on Investments                                      3,789,956   (2,405,525)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Resulting from Operations                           3,219,748   (2,613,516)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Share Transactions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Proceeds from Shares Sold                             2,222,185    12,919,811
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dividend Reinvestment                                       368       -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cost of Shares Redeemed                             (2,519,059)   (3,018,581)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Increase (Decrease) from Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Share Transactions                                  (296,506)     9,901,230
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Increase in Net Assets                          2,923,242     7,287,714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beginning of Period                                   7,287,714       -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
End of Period                                       $10,210,956    $7,287,714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Increase (Decrease) in Fund Shares Issued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number of Shares Sold                                   156,765       868,305
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--------------------------------------------------------------------------------
Dividend Reinvestment                                        30       -
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--------------------------------------------------------------------------------
Number of Shares Redeemed                             (179,377)     (217,004)
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--------------------------------------------------------------------------------
Net Increase (Decrease) in Fund Shares                 (22,582)       651,301
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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
*Commencement of Operations
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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      See Notes to Financial Statements
--------------------------------------------------------------------------------






                          Notes to Financial Statements
 ...............................................................................

                                 March 31, 1999
                                   (unaudited)


The IPO Plus Aftermarket Fund ("IPO Fund") is a series of Renaissance Capital Greenwich Funds ("Renaissance Capital Funds"), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO Fund.

The investment objective of the IPO Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are followed by the IPO Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were not transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the IPO Fund's Board of Trustees.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is the IPO Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

4. REPURCHASE AGREEMENTS: The IPO Fund may enter into repurchase agreements. Under the terms of a repurchase agreement, the IPO Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including
                          Notes to Financial Statements
 ...............................................................................

                                   (continued)


accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the IPO Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the IPO Fund was delayed pending court action.

5. ORGANIZATIONAL COSTS: Renaissance Capital Corporation "Renaissance Capital" agreed to advance the organization expenses incurred by the IPO Fund and was reimbursed for such expenses after commencement of the IPO Fund's operations. The organization expenses will be amortized on a straight-line basis over a period of five years commencing after the effective date of the IPO Fund's Registration Statement.

6. OTHER: Security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, a registered investment adviser, the IPO Fund agrees to pay Renaissance Capital an annual fee equal to 1.50% of the average daily net assets of the IPO Fund and payable monthly. Additionally, Renaissance Capital has voluntarily agreed to defer or waive fees or absorb some or all of the expenses of the IPO Fund in order to limit Total Fund Operating Expenses to 2.5%. During the six months ended March 31, 1999 Renaissance Capital deferred fees of $49,324. These deferrals and reimbursements are subject to later recapture by Renaissance Capital for a period of three years.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the "Administration Agreement"), Chase Global Funds Services Company (the "Administrator"), generally supervises certain operations of the IPO Fund, subject to the over-all authority of the Board of Trustees. For its services, the Administrator receives a maximum annual fee of .17%, computed daily and payable monthly as a percent of assets under management.

D. SHAREHOLDER SERVICES: The IPO Fund has adopted a Distribution and Shareholder Services Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO Fund, as determined from time to time by the Board of Trustees, to pay up to .50% of the IPO Fund's average daily net assets for distribution and shareholder servicing.

Total annual fee for distribution of the IPO Fund's shares which is payable monthly, will not exceed .25% of the average daily net asset value of shares invested in the IPO Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee which is payable monthly up to .25% of the average daily net assets of shares of the IPO Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

E. TRUSTEES' FEES: For the period ended March 31, 1999, the Trustees have agreed to waive their fees.

F. PURCHASES AND SALES: For the period ended March 31, 1999, the IPO Fund made purchases of approximately $4,046,719 and sales of approximately $5,550,327 of investment securities other than long-term U.S. Government and short-term securities.

G. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.